ACQUISITION OF BUSINESSES - Industrials, Clarios (Details) - USD ($) $ in Millions		2 Months Ended	6 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,115	$ 5,115	$ 2,411
Industrials | Clarios Power Solutions
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	29.00%
Consideration transferred, acquisition-date fair value	$ 3,764
Acquisition-related costs	41
Goodwill	1,736
Goodwill expected to be deductible for tax purposes	20
Intangible assets	$ 6,420
Revenue of acquiree since acquisition date		374
Profit (loss) of acquiree since acquisition date		$ (78)
Revenue of acquiree as if combination occurred at beginning of period			1,133
Profit (loss) of acquiree as if combination occurred at beginning of period			$ (10)
Industrials | Clarios Power Solutions
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Minimum | Industrials | Clarios Power Solutions
Disclosure of detailed information about business combination [line items]
Acquired finite lived intangible assets, weighted average useful life	14 years
Maximum | Industrials | Clarios Power Solutions
Disclosure of detailed information about business combination [line items]
Acquired finite lived intangible assets, weighted average useful life	16 years